Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash	$ 53,894	$ 2,905
Short-term bank deposits	29,720	38,699
Cash and cash equivalents	$ 83,614	$ 41,604	$ 55,394